January 7, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Variable Insurance Funds (the Trust)

File No. 33-32216

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated December 16, 2019 filed pursuant to Rule 497(e), for the Vanguard Variable Insurance Fund Diversified Value Portfolio, series of the above mentioned Trust.

If you have any questions or comments concerning the enclosed Amendment, please contact me at

(610)669-7310.

Sincerely,

Alexander F. Smith

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Alberto H. Zapata

U.S. Securities and Exchange Commission